United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/23

Date of Reporting Period: 11/30/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2023

Share Class | Ticker	A | TLRAX	C | TLRCX	R | FTRKX	Institutional | FTRBX
	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2022 through November 30, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2023, was 0.32% for Class A Shares, -0.29% for Class C Shares, 0.04% for Class R Shares, 0.87% for Institutional Shares, 0.57% for Service Shares and 0.88% for Class R6 Shares. The total return of the Bloomberg US Aggregate Bond Index (BAB),1 the Fund’s broad-based securities market index, was 1.18% for the same period. The Fund’s total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and expenses which are not reflected in the total return of the BAB.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BAB were the Fund’s sensitivity to changing interest rates (referred to as “duration”),2,3 changes in the shape of the yield curve (the level of interest rates for different maturities)4 and allocation to various sectors of the bond market.
The discussion below will focus on the performance of the Fund’s Class R6 Shares relative to the BAB.
Market Overview
Interest rates rose for the majority of the reporting period, putting pressure on bond prices. Despite a partial reversal lower in October and November, interest rates ended the fiscal year higher. Two-year Treasury rates rose from 4.31% to 4.68%, and ten-year Treasury rates rose from 3.61% to 4.33%.The run-up in rates during the first ten months of the period was primarily due to a surprisingly resilient economy in the face of the most aggressive tightening of monetary policy in 40 years, an estimated 26% spike in Treasury issuance in 2024 due to a burgeoning federal deficit, an increase in the term premium (the extra compensation investors demand to hold long maturity bonds as compensation for increased inflation volatility), competition from risk-free Treasury bills and money market funds yielding over 5% and reduced demand from the Federal Reserve (the “Fed”), banks and foreign investors. The decline in rates towards the end of the period was due to a slow but steady fall in inflation and expectations that the Fed would stop hiking rates after the July move to 5.5% in the federal funds target rate and begin lowering rates in 2024.
Corporate bonds and loans in general outperformed Treasuries as the market moved away from expectations for a recession early in the period and instead priced in a soft landing for the economy, in which the Fed tightens monetary policy just enough to slow the economy and bring inflation back to its 2% target without causing a recession that hurts corporate earnings and damages corporate balance sheets.
Annual Shareholder Report

Duration
Duration positioning detracted from returns over the reporting period. The Fund had greater sensitivity to interest rates than the BAB during periods when interest rates were rising.
Yield Curve
The Fund’s positioning in longer-maturity bonds expecting that they would underperform shorter-maturity bonds (a yield curve steepener) added to returns during the period.
Sector Allocation
Sector allocation added to returns, in particular small allocations to out-of-index high-yield and emerging market bonds and trade finance loans. An underweight position in investment-grade corporate bonds subtracted from returns as this sector outperformed Treasuries as noted above, while tactical overweight and underweight positions in mortgage-backed securities did not appreciably add to or subtract from returns. Overall, sector allocation was a positive contributor during the period.
Derivatives
During the reporting period, the Fund used various types of derivative5 securities including futures, swaps, forward contracts, and options to help manage the Fund’s duration, yield curve, sector, and currency exposures. These derivative positions were employed both to hedge various risks as well as to position the Fund to benefit from changes in market conditions.
1
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BAB.
2
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
4
The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Total Return Bond Fund (the “Fund”) from November 30, 2013 to November 30, 2023, compared to the Bloomberg US Aggregate Bond Index (BAB)2 and the Lipper Core Bond Funds Average (LCBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of November 30, 2023

◾ Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report
3

Average Annual Total Returns for the Period Ended 11/30/2023
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-4.19%	0.11%	0.98%
Class C Shares	-1.26%	0.52%	1.04%
Class R Shares	0.04%	0.84%	1.27%
Institutional Shares	0.87%	1.59%	2.01%
Service Shares	0.57%	1.29%	1.70%
Class R6 Shares[4]	0.88%	1.58%	1.99%
BAB	1.18%	0.71%	1.37%
LCBFA	1.51%	0.76%	1.31%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BAB and the LCBFA have been adjusted to reflect reinvestments of dividends on securities in the index and the average.

The BAB is a broad-based benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
4

Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.

The Fund’s Class R6 Shares commenced operations on April 17, 2015. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the gross expenses of Class R6 Shares would have exceeded the actual expenses paid by Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2023, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
U.S. Treasuries	33.4%
Mortgage Backed Securities[3]	29.1%
Corporate Bonds	22.0%
Project and Trade Finance Core Fund	4.5%
Emerging Markets Core Fund	3.5%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	2.4%
Asset-Backed Securities	0.6%
Commercial Mortgage Backed Securities[3]	0.1%
Foreign Governments/Agencies[4]	0.0%
Municipal Bond[4]	0.0%
Bank Loan Core Fund[4]	0.0%
Adjustable Rate Mortgages[4]	0.0%
Securities Lending Collateral[5]	0.1%
Cash Equivalents[6]	2.4%
Derivative Contracts[7]	0.0%
Other Assets and Liabilities—Net[8]	(0.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund), in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
Annual Shareholder Report

7
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2023
Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES— 33.4%
	U.S. Treasury Bonds— 7.6%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,114,426
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	8,871,879
215,000	United States Treasury Bond, 2.500%, 2/15/2045	150,769
250,000	United States Treasury Bond, 2.500%, 2/15/2046	173,320
350,000	United States Treasury Bond, 2.500%, 5/15/2046	242,047
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	6,477,187
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	6,876,562
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,779,050
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	7,647,250
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,577,188
800,000	United States Treasury Bond, 3.000%, 11/15/2045	610,625
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,514,063
750,000	United States Treasury Bond, 3.000%, 5/15/2047	567,539
850,000	United States Treasury Bond, 3.000%, 8/15/2048	640,555
950,000	United States Treasury Bond, 3.125%, 8/15/2044	747,828
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,481,578
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,564,495
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	61,550,160
873,000,000	United States Treasury Bond, 4.125%, 8/15/2053	816,391,450
30,000,000	United States Treasury Bond, 4.375%, 8/15/2043	28,673,439
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,150,375
20,000,000	United States Treasury Bond, 4.750%, 11/15/2053	20,784,376
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,198,171
	TOTAL	981,784,332
	U.S. Treasury Inflation-Protected Notes— 0.0%
326,738	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	240,232
	U.S. Treasury Notes— 25.8%
6,000,000	United States Treasury Note, 0.250%, 7/31/2025	5,562,236
9,200,000	United States Treasury Note, 0.250%, 8/31/2025	8,501,509
265,000	United States Treasury Note, 0.250%, 9/30/2025	244,204
6,540,000	United States Treasury Note, 0.375%, 9/15/2024	6,294,022
11,000,000	United States Treasury Note, 0.375%, 11/30/2025	10,100,737
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,380,415
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	8,952,140
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	4,736,168
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,292,423
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Notes— continued
$ 8,200,000		United States Treasury Note, 0.750%, 4/30/2026	$ 7,493,556
19,000,000		United States Treasury Note, 0.875%, 1/31/2024	18,856,102
7,090,000		United States Treasury Note, 0.875%, 9/30/2026	6,424,779
11,490,000		United States Treasury Note, 1.000%, 12/15/2024	11,004,921
72,420,000		United States Treasury Note, 1.125%, 1/15/2025	69,278,906
700,000		United States Treasury Note, 1.125%, 2/28/2027	631,147
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	875,447
26,820,000		United States Treasury Note, 1.250%, 11/30/2026	24,430,789
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	9,660,249
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	7,886,953
20,000,000		United States Treasury Note, 1.500%, 2/29/2024	19,807,316
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	61,260,472
270,000		United States Treasury Note, 1.625%, 5/15/2026	251,775
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	20,005,544
69,063,000		United States Treasury Note, 1.875%, 2/28/2027	63,771,669
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,096,105
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,266,991
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,240,238
180,000		United States Treasury Note, 2.375%, 5/15/2027	168,312
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	21,129,041
100,000		United States Treasury Note, 2.375%, 5/15/2029	90,471
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,189,670
204,595,000		United States Treasury Note, 2.500%, 3/31/2027	192,603,278
46,678,000		United States Treasury Note, 2.625%, 4/15/2025	45,223,098
136,155,000		United States Treasury Note, 2.625%, 5/31/2027	128,313,602
130,000		United States Treasury Note, 2.625%, 2/15/2029	119,600
258,880,000		United States Treasury Note, 2.750%, 4/30/2027	245,270,937
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,502,625
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	51,635,018
455,000		United States Treasury Note, 2.875%, 5/15/2028	428,030
980,000		United States Treasury Note, 2.875%, 8/15/2028	919,036
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	83,642,445
188,650,000		United States Treasury Note, 3.000%, 7/15/2025	183,182,074
150,000,000		United States Treasury Note, 3.125%, 8/15/2025	145,829,370
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	31,266,281
400,000		United States Treasury Note, 3.125%, 11/15/2028	378,339
100,000,000		United States Treasury Note, 3.500%, 1/31/2028	96,749,060
90,000,000		United States Treasury Note, 3.500%, 4/30/2028	87,001,218
67,250,000		United States Treasury Note, 3.625%, 5/31/2028	65,353,214
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES— continued
	U.S. Treasury Notes— continued
$ 34,500,000	United States Treasury Note, 3.750%, 5/31/2030	$ 33,299,486
151,000,000	United States Treasury Note, 3.750%, 6/30/2030	145,678,624
1,193,000,000	United States Treasury Note, 3.875%, 8/15/2033	1,147,889,687
94,700,000	United States Treasury Note, 4.000%, 6/30/2028	93,425,991
115,000,000	United States Treasury Note, 4.125%, 7/31/2028	114,064,889
5,000,000	United States Treasury Note, 4.625%, 9/30/2028	5,066,797
30,000,000	United States Treasury Note, 4.625%, 9/30/2030	30,459,360
16,000,000	United States Treasury Note, 4.875%, 10/31/2028	16,396,083
	TOTAL	3,357,582,449
	TOTAL U.S. TREASURIES (IDENTIFIED COST $4,390,805,518)	4,339,607,013
	CORPORATE BONDS— 22.0%
	Basic Industry - Chemicals— 0.1%
197,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	191,826
8,755,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	7,665,709
	TOTAL	7,857,535
	Basic Industry - Metals & Mining— 0.3%
8,960,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,376,167
5,500,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	5,341,419
4,420,000	Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,092,801
6,692,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,117,694
3,344,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,176,797
4,900,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	5,010,879
4,034,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,254,446
	TOTAL	34,370,203
	Capital Goods - Aerospace & Defense— 1.0%
7,700,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,253,920
10,345,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,679,174
4,065,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,756,493
9,035,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,864,980
7,500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,751,033
2,340,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,667,510
5,900,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,839,401
5,940,000	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,426,067
3,997,000	General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	3,898,506
11,397,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,147,370
7,127,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,637,803
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Capital Goods - Aerospace & Defense— continued
$ 2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	$ 2,823,213
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,907,935
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,135,656
6,900,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,730,474
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	8,993,870
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	8,829,625
12,333,000		RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	12,117,931
1,820,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.376% (CME Term SOFR 3 Month +1.996%), 2/15/2042	1,425,431
5,163,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,234,905
1,625,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,587,125
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	2,983,300
		TOTAL	128,691,722
		Capital Goods - Building Materials— 0.1%
4,765,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,650,685
6,532,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,071,106
2,640,000		Carrier Global Corp., Sr. Unsecd. Note, 144A, 5.900%, 3/15/2034	2,718,001
2,305,000		Carrier Global Corp., Sr. Unsecd. Note, 144A, 6.200%, 3/15/2054	2,438,532
		TOTAL	15,878,324
		Capital Goods - Construction Machinery— 0.3%
12,945,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	12,306,249
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	70,877
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	214,882
5,915,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	5,702,638
3,560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,449,464
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	6,032,596
10,494,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	9,800,573
		TOTAL	37,577,279
		Capital Goods - Diversified Manufacturing— 0.4%
4,055,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	3,839,417
4,180,000	[3]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,930,711
7,440,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	7,148,229
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	12,657,879
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,465,558
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,277,662
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Capital Goods - Diversified Manufacturing— continued
$ 1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	$ 1,117,215
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,388,630
6,680,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,568,075
8,685,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	6,914,666
7,020,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	5,733,373
		TOTAL	54,041,415
		Capital Goods - Packaging— 0.1%
6,205,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,838,110
		Communications - Cable & Satellite— 0.3%
175,000		Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	171,906
3,820,000		Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,868,839
10,195,000		Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,528,403
3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,918,290
4,070,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,875,694
5,150,000		Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	5,029,912
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	347,469
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,895,427
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	340,879
3,005,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	2,942,246
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,081,215
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	532,791
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,729,455
3,000,000		NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,061,152
5,262,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,355,718
1,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	925,760
		TOTAL	44,605,156
		Communications - Media & Entertainment— 0.5%
11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,582,045
5,000,000	[3]	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	4,933,929
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,460,900
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,659,113
5,725,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,899,273
8,445,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,387,574
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,369,866
8,328,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	7,349,212
7,223,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	5,968,738
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— continued
$ 6,002,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	$ 6,007,927
	TOTAL	58,618,577
	Communications - Telecom Wireless— 0.6%
8,180,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,058,568
6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	4,846,504
5,090,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,192,851
4,705,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	2,958,104
6,925,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,463,004
8,700,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,487,037
7,317,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	7,000,938
1,917,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,765,463
4,608,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,252,784
6,600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,063,872
5,610,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,285,035
5,400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	5,237,763
4,095,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,002,826
4,347,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	4,271,095
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,099,309
6,825,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	6,491,098
	TOTAL	78,476,251
	Communications - Telecom Wirelines— 0.6%
9,240,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	9,101,629
10,655,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	9,852,043
5,005,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	3,897,858
8,590,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,388,663
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,760,786
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,331,531
8,470,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	8,376,023
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	1,948,126
4,550,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,729,118
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,542,748
6,948,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	5,727,265
9,500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	8,732,605
6,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	5,715,145
7,995,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,050,754
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	674,763
4,090,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,301,851
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Communications - Telecom Wirelines— continued
$ 1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	$ 935,459
		TOTAL	83,066,367
		Consumer Cyclical - Automotive— 0.7%
9,130,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	9,215,982
12,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	11,403,831
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,975,790
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	3,938,339
10,450,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,548,812
2,870,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	2,992,515
5,240,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,108,086
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	231,077
7,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,211,585
2,692,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,735,897
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	406,803
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	2,339,279
5,240,000	[3]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,381,283
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,613,713
7,300,000		Mercedes-Benz Finance N.A., LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,358,033
7,600,000		Mercedes-Benz Finance N.A., LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	7,531,706
11,097,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	10,891,754
		TOTAL	96,884,485
		Consumer Cyclical - Gaming— 0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	244,488
		Consumer Cyclical - Retailers— 0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,406,321
1,597,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,575,358
8,235,000	[3]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	6,879,603
8,540,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	5,927,319
1,865,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	1,545,818
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Cyclical - Retailers— continued
$ 1,372,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	$ 1,158,188
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	463,384
6,590,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	6,209,434
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,171,873
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,266,520
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	3,546,849
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	9,965,331
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,331,197
		TOTAL	54,447,195
		Consumer Cyclical - Services— 0.2%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,100,754
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,767,029
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,458,672
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,253,751
2,340,000	[3]	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,211,073
2,920,000	[3]	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,730,432
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,624,774
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	329,293
		TOTAL	27,475,778
		Consumer Non-Cyclical - Food/Beverage— 0.9%
870,000		Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	829,623
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,288,334
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,368,532
1,825,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	1,625,742
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,180,753
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,029,346
9,843,000		Coca-Cola Company, Sr. Unsecd. Note, 2.125%, 9/6/2029	8,639,689
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	6,943,153
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	2,899,496
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,085,070
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,028,404
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,028,507
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Food/Beverage— continued
$ 8,200,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.750%, 5/9/2032	$ 7,841,578
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,114,346
4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,421,422
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	943,197
3,250,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,237,610
2,712,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,257,114
7,540,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	6,477,087
2,437,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	1,937,114
5,152,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,569,647
850,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	836,817
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,989,165
4,825,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,180,730
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,532,269
6,850,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	6,637,485
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	153,855
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,946,444
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	2,857,153
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,337,262
		TOTAL	121,216,944
		Consumer Non-Cyclical - Health Care— 0.7%
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,387,427
3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,794,443
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,505,415
2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,366,133
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,656,912
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,879,578
153,260		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	150,887
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	803,168
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,360,099
1,074,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	1,057,291
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,425,690
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,267,991
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,459,000
6,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	6,662,910
8,095,000	[3]	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,991,448
2,770,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,426,348
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	726,144
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Health Care— continued
$ 7,430,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	$ 7,574,226
2,110,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	2,267,469
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,564,214
7,700,000		HCA, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2032	6,649,480
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,006,871
5,433,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,226,272
2,035,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	2,035,000
6,755,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,501,981
		TOTAL	86,746,397
		Consumer Non-Cyclical - Pharmaceuticals— 1.1%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,352,696
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,276,934
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,077,396
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	7,062,867
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,799,022
1,925,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	1,905,972
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	311,819
11,050,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	10,942,643
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,630,324
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,489,494
3,525,000	[3]	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,044,395
6,100,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,772,750
7,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	6,885,678
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,477,636
2,350,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,933,877
9,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	6,399,126
5,740,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	5,312,039
7,500,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,247,552
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	223,717
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,426,540
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,398,667
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	442,807
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,107,115
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,469,162
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Pharmaceuticals— continued
$ 7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	$ 6,934,171
5,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,583,237
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,587,319
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,086,600
9,568,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,404,784
		TOTAL	148,586,339
		Consumer Non-Cyclical - Products— 0.1%
6,465,000		Kenvue, Inc., Sr. Unsecd. Note, 144A, 4.900%, 3/22/2033	6,411,974
6,680,000		Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/22/2028	6,728,850
		TOTAL	13,140,824
		Consumer Non-Cyclical - Tobacco— 0.3%
6,248,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,171,036
3,490,000		BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,410,067
6,200,000		BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	5,748,019
4,635,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,250,280
3,400,000	[3]	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,071,639
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,142,750
2,210,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,737,340
4,700,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,668,957
5,740,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	5,874,926
4,350,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	3,846,996
		TOTAL	39,922,010
		Energy - Independent— 0.3%
6,612,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	6,472,094
6,552,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	6,787,123
7,546,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,595,088
8,685,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	8,325,338
8,025,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	8,328,974
610,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	680,881
		TOTAL	38,189,498
		Energy - Integrated— 0.3%
4,815,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,194,707
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Energy - Integrated— continued
$ 4,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	$ 4,294,945
100,000	BP PLC, Deb., 8.750%, 3/1/2032	117,387
12,328,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	11,837,913
7,209,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,092,935
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,236,806
4,175,000	ConocoPhillips Company, Sr. Unsecd. Note, 3.758%, 3/15/2042	3,322,779
205,000	ConocoPhillips Company, Guarantee, 6.500%, 2/1/2039	227,120
3,329,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	3,489,696
3,720,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,551,881
3,275,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	2,666,801
	TOTAL	42,032,970
	Energy - Midstream— 0.8%
7,952,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,602,156
1,750,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,719,847
1,050,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	975,742
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,056,382
3,585,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,511,495
760,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	745,422
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	4,788,594
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,163,000
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	884,264
8,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	8,450,178
2,915,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	2,984,657
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	456,799
4,875,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	4,776,868
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	550,678
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,159,963
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	272,062
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,656,669
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,058,560
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,836,440
1,831,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,722,113
7,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	6,217,663
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Energy - Midstream— continued
$ 2,525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	$ 2,572,942
5,000,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	5,256,577
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,581,165
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	6,875,111
10,461,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	9,227,733
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,296,157
225,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	190,519
7,000,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	5,951,892
	TOTAL	99,541,648
	Energy - Oil Field Services— 0.1%
7,720,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	7,061,590
1,615,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	1,578,409
8,625,000	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	7,513,945
	TOTAL	16,153,944
	Energy - Refining— 0.2%
535,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	537,495
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	256,560
7,507,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	6,241,399
4,415,000	Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	4,367,895
1,030,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	946,545
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,675,941
3,395,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	3,267,071
3,270,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,664,319
	TOTAL	23,957,225
	Financial Institution - Banking— 4.3%
355,000	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	346,836
6,115,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	6,056,174
10,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	10,534,524
5,980,000	American Express Co., Sub., 5.625%, 7/28/2034	5,907,804
5,720,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,572,209
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	7,882,668
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,816,587
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	14,174,979
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,315,144
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	7,593,402
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,605,771
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	$ 5,499,810
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	8,601,924
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	8,795,957
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,612,092
4,250,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	4,146,735
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	553,392
660,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	644,575
4,665,000	[3]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,573,658
5,140,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	4,893,983
2,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	2,466,564
480,000		Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	475,209
2,160,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,153,016
8,025,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	7,530,816
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	12,461,204
3,165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,739,207
7,060,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	5,794,243
5,325,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	5,167,981
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,295,024
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,711,240
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	330,507
8,500,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	8,437,891
1,500,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,201,343
8,100,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	5,850,206
6,533,000		Comerica, Inc., 3.800%, 7/22/2026	6,045,147
5,480,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,332,609
6,040,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	6,016,486
4,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	3,850,288
5,010,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	4,864,430
7,565,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	5,869,907
9,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	7,800,425
13,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,597,708
7,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,044,708
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	$ 3,718,192
9,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	10,096,975
5,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,057,082
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	482,795
7,445,000	HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,710,641
4,450,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,277,576
4,450,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,393,843
5,050,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,895,254
5,770,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,487,430
3,315,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	3,322,226
720,000	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2072	716,711
610,000	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	600,998
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	11,887,201
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,137,987
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	12,590,225
10,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	8,679,724
3,750,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,584,743
5,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,579,503
235,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	197,347
245,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	244,986
14,960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	14,615,047
3,370,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,521,284
635,000	Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	612,724
9,945,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	8,920,017
5,370,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	5,601,162
3,805,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,450,623
12,770,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	11,966,969
5,600,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,367,750
2,700,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,619,673
8,430,000	Morgan Stanley, Sr. Unsecd. Note, 6.407%, 11/1/2029	8,731,922
5,000,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	3,911,721
1,665,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,406,584
1,685,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	1,646,555
7,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,122,928
5,720,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,384,798
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	$ 4,451,977
160,000		Natwest Group PLC, Sub., 6.000%, 12/19/2023	159,956
7,054,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	7,272,658
6,700,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,158,999
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,170,805
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	7,750,079
34,762	[4]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	14,600
5,891,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,535,034
3,377,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,282,421
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	319,491
6,500,000		State Street Corp., Sub., 2.200%, 3/3/2031	5,191,422
7,950,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	7,283,324
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	320,971
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,094,014
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,430,586
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	629,925
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,098,186
8,045,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	7,837,456
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	504,497
6,930,000		US Bancorp, 4.967%, 7/22/2033	6,204,185
7,990,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	7,871,490
7,835,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,007,540
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	134,954
8,875,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	8,541,698
9,165,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	9,154,715
8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	8,807,939
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,732,044
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,092,492
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,195,224
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,064,570
435,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	411,319
		TOTAL	563,430,150
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Broker/Asset Mgr/Exchange— 0.3%
$ 2,845,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	$ 2,313,885
4,342,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,228,439
2,645,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,894,026
2,712,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,620,388
5,163,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	5,126,846
2,965,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,814,573
4,927,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,311,326
3,580,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	3,535,049
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,004,049
	TOTAL	32,848,581
	Financial Institution - Finance Companies— 0.2%
4,250,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	3,873,321
2,670,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,354,813
6,150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	4,979,185
6,000,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,560,564
2,282,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,259,393
4,320,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,340,654
	TOTAL	23,367,930
	Financial Institution - Insurance - Health— 0.3%
14,147,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,633,031
11,570,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	11,557,610
9,698,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,303,651
9,698,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	9,198,930
	TOTAL	43,693,222
	Financial Institution - Insurance - Life— 0.7%
4,795,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,660,891
2,512,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,501,466
10,000,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,612,999
1,575,000	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	1,532,107
8,380,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,483,154
3,100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,720,400
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,042,598
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 6,085,000		Met Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	$ 5,945,680
330,000	[2]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	325,254
2,200,000	[2]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	2,859,296
6,995,000		MetLife, Inc., Sr. Secd. Note, 5.375%, 7/15/2033	6,972,241
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,610,222
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,772,197
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,881,778
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,217,489
10,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	8,278,683
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,500,996
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,804,510
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,151,886
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	297,504
		TOTAL	87,171,351
		Financial Institution - Insurance - P&C— 0.3%
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,070,597
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	25,812
5,825,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,600,816
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,661,804
4,300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,148,388
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,057,537
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,094,283
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	7,732,971
2,245,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,211,882
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,321,010
3,932,000		Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,928,698
		TOTAL	44,853,798
		Financial Institution - REIT - Apartment— 0.3%
13,153,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,394,011
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - REIT - Apartment— continued
$ 11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	$ 11,837,926
4,921,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	4,869,093
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,312,895
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,123,018
	TOTAL	37,536,943
	Financial Institution - REIT - Healthcare— 0.2%
2,895,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,821,362
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,614,256
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,490,614
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,650,782
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,213,685
8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	6,945,504
	TOTAL	26,736,203
	Financial Institution - REIT - Office— 0.1%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	4,816,173
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,732,711
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,341,725
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,144,978
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	774,498
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	3,853,728
	TOTAL	18,663,813
	Financial Institution - REIT - Other— 0.1%
6,755,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	6,708,221
	Financial Institution - REIT - Retail— 0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	2,905,803
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,801,599
8,075,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,398,553
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,100,468
	TOTAL	27,206,423
	Municipal Services— 0.0%
1,360,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,257,027
	Sovereign— 0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,933,184
	Technology— 1.6%
3,827,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,695,644
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Technology— continued
$ 8,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	$ 7,534,745
2,000,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	1,982,908
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	474,046
11,960,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,734,855
11,200,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,431,925
6,562,000		Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,381,602
5,452,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,211,856
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,707,491
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,300,010
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	269,117
8,100,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	6,738,122
8,101,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,424,902
6,152,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,197,171
5,004,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	4,844,967
1,535,000	[3]	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,467,914
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,596,442
3,870,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	3,807,431
1,285,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	1,239,760
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,473,320
5,570,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	5,597,584
12,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	12,332,568
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,674,476
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,215,983
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	816,215
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,511,103
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,169,375
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,745,418
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	250,114
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,065,048
9,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,473,201
5,925,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	5,702,347
6,500,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	6,133,651
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,354,732
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,106,689
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,856,668
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,011,783
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Technology— continued
$ 4,555,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	$ 4,339,860
2,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,912,219
10,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	10,184,493
2,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,820,023
8,100,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	7,899,740
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,180,143
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,728,215
		TOTAL	204,595,876
		Technology Services— 0.2%
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,852,675
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,225,245
11,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	10,936,073
9,602,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	7,878,853
		TOTAL	28,892,846
		Transportation - Railroads— 0.3%
9,882,000	[2]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +2.050%), 4/15/2054	9,593,874
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,424,123
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,183,216
3,800,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,686,957
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,139,248
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,129,096
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	3,832,901
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,312,145
3,677,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,665,791
		TOTAL	33,967,351
		Transportation - Services— 0.5%
5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,482,960
7,860,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	7,531,339
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	9,504,791
5,795,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	4,539,014
7,885,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,652,474
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,900,750
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,551,710
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,666,847
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Transportation - Services— continued
$ 7,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	$ 6,452,493
7,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,816,485
8,781,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,741,845
	TOTAL	65,840,708
	Utility - Electric— 1.7%
3,037,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	2,929,115
8,687,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,482,819
3,665,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	3,306,405
2,860,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,751,602
5,282,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,220,163
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	351,979
6,462,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,477,671
4,868,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	3,961,724
1,450,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,214,017
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,008,847
8,502,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,558,833
2,990,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,071,447
2,205,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	2,309,758
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,158,012
2,500,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	2,286,595
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,186,877
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	9,802,280
4,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	4,159,941
2,175,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	2,298,935
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	438,293
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,433,372
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,512,868
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,058,984
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,315,519
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	5,811,569
3,802,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,640,290
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 15,054,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	$ 11,592,804
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,474,315
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	512,298
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,127,804
7,551,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,366,901
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,901,117
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,088,397
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,949,044
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,516,515
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,454,641
5,400,000	Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,522,677
7,759,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,430,949
5,445,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,157,272
5,452,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,274,336
2,260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	2,269,084
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,766,235
2,410,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	1,926,437
1,520,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,519,135
7,742,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,672,361
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	256,728
7,430,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	5,985,262
2,955,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,909,921
3,040,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,642,399
14,895,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	13,971,312
1,450,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,474,606
3,805,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,292,200
1,440,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,442,241
	TOTAL	223,244,906
	Utility - Natural Gas— 0.3%
2,827,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,603,296
3,935,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,305,955
3,945,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,156,249
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Natural Gas— continued
$ 2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	$ 2,669,290
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,314,143
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,292,116
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,157,565
7,228,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	5,705,650
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	137,087
		TOTAL	33,341,351
		Utility - Natural Gas Distributor— 0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,274,503
1,973,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,179,049
		TOTAL	2,453,552
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,117,619,660)	2,867,304,120
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.6%
		Commercial Mortgage— 0.6%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,251,844
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,110,032
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,029,922
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,157,333
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	27,715,787
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,090,073
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,379,857
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,777,407
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,225,664
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,078,584
		TOTAL	78,816,503
		Federal Home Loan Mortgage Corporation REMIC— 0.0%
17,502		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	17,393
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $87,622,791)	78,833,896
		COMMERCIAL MORTGAGE-BACKED SECURITY— 0.1%
		Agency Commercial Mortgage-Backed Securities— 0.1%
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048 (IDENTIFIED COST $11,697,713)	11,441,169
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCY— 0.0%
	Sovereign— 0.0%
$ 2,150,000	Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024 (IDENTIFIED COST $2,153,329)	$ 2,143,361
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation— 0.0%
194	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	202
53	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	54
97,830	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	100,806
11,052	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	11,240
273	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	278
110,006	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	105,736
2,102	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	2,078
2,785	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	2,678
3,249	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	3,149
2,702	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	2,744
39,779	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	40,298
1,057	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	1,050
4,294	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	4,430
	TOTAL	274,743
	Federal National Mortgage Association— 0.0%
820	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	842
1,901	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,966
2,255	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,281
8,620	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	8,560
11,730	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	12,087
7,413	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	7,546
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 169	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	$ 173
133	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	134
951	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	990
259	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	270
880	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	925
7	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	7
11,864	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	12,189
50,377	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	50,914
6,853	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	6,934
28,591	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	29,387
6,770	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	6,878
966	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	982
21,343	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	21,649
1,978	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	2,037
2,808	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,762
7,708	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	7,835
48,574	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	48,287
5,310	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	5,273
1,420	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,445
18,133	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	18,024
3,417	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	3,483
168,514	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	162,033
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 4,060	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	$ 3,899
4,962	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	4,523
2,706	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,556
9,862	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	9,490
2,507	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,412
6,934	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	6,895
1,272	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,222
18,966	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	18,215
1,648	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,582
10,735	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	10,081
1,517	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	1,483
17,670	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	16,605
7,311	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,650
1,791	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	1,740
6,889	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	6,211
4,765	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	4,201
10,714	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	9,690
10,060	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	9,070
92,690	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	92,169
221,732	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	213,131
5,497	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	5,278
179,495	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	174,897
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 3,214	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	$ 3,086
3,704	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,482
14,704	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	13,367
	TOTAL	1,037,828
	Government National Mortgage Association— 0.0%
19	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	19
723	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	735
799	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	819
1,553	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,579
2,279	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	2,278
2,186	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,224
932	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	957
209	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	215
132	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	135
3,253	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,343
1,770	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,823
2,091	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	2,155
13,985	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	14,085
9,207	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	9,272
2,995	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	3,017
15,048	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	15,163
16,455	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	16,586
18,274	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	18,032
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 6,882	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	$ 6,791
7,562	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	7,630
15,109	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	14,908
79	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	76
363	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	362
1,069	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	1,079
60	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	60
19	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	20
372	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	377
28,187	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	28,674
491	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	499
71	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	73
44	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	44
122	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	124
2,850	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	2,856
2,183	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,150
1,371	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,401
100	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	103
638	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	628
1,814	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,787
6,841	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	6,995
13,412	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	13,707
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 14,690		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	$ 14,172
1,009		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,033
5,249		Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	5,237
196,710		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	198,417
33,322		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	33,658
47,028		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	47,512
4,360		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,416
3,229		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	3,252
6,313		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	6,393
6,041		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	5,493
1,754		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,638
		TOTAL	504,002
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,873,959)	1,816,573
		MUNICIPAL BOND— 0.0%
		Transportation Services— 0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $414,839)	393,035
		ASSET-BACKED SECURITY— 0.0%
		Financial Institution - Finance Companies— 0.0%
61,921		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $62,744)	23,317
	[2]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
1,076		Federal National Mortgage Association ARM, 5.010%, 1/1/2033	1,082
		Government National Mortgage Association— 0.0%
61		Government National Mortgage Association ARM, 2.750%, 10/20/2025	59
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
	[2]	ADJUSTABLE RATE MORTGAGES— continued
		Government National Mortgage Association— continued
$ 786		Government National Mortgage Association ARM, 4.000%, 5/20/2028	$ 771
		TOTAL	830
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,980)	1,912
		INVESTMENT COMPANIES— 43.5%
17,315		Bank Loan Core Fund	150,814
56,751,912		Emerging Markets Core Fund	453,447,781
17,583,954		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[5]	17,583,954
116,444,233		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[5]	116,479,166
63,648,936		High Yield Bond Core Fund	344,340,743
510,535,850		Mortgage Core Fund	4,145,551,102
66,555,998		Project and Trade Finance Core Fund	585,027,224
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,978,585,967)	5,662,580,784
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $13,590,838,500)[6]	12,964,145,180
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	52,940,781
		TOTAL NET ASSETS—100%	$13,017,085,961
At November 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	5,951	$1,216,747,042	March 2024	$4,728,819
United States Treasury Notes 5-Year Long Futures	10,943	$1,169,276,654	March 2024	$6,131,921
United States Treasury Notes 10-Year Long Futures	2,961	$325,108,547	March 2024	$1,822,022
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	5,141	$583,583,828	March 2024	$(4,186,465)
United States Treasury Ultra Bond Short Futures	3,696	$454,608,000	March 2024	$(4,455,432)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,040,865
Annual Shareholder Report

At November 30, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/8/2024	JPMorgan Chase Bank, N.A.	8,237,124	AUD	$5,360,167	$93,560
2/8/2024	HSBC Bank USA	6,997,174	AUD	3,686,300 GBP	$92,302
2/8/2024	State Street Bank & Trust Co.	9,087,189	CAD	$6,644,400	$59,508
2/8/2024	JPMorgan Chase Bank, N.A.	9,139,007	CAD	$6,644,400	$97,736
2/8/2024	State Street Bank & Trust Co.	34,576,625	EUR	$37,223,784	$522,636
2/8/2024	Credit Agricole	5,550,853,663	JPY	$37,570,000	$268,997
2/8/2024	Credit Agricole	73,720,481	NOK	$6,643,400	$183,017
2/8/2024	Morgan Stanley Capital	9,271,865	NZD	$5,530,000	$180,889
2/8/2024	HSBC Bank USA	7,634,030	NZD	3,686,300 GBP	$171,670
Contracts Sold:
2/8/2024	State Street Bank & Trust Co.	8,146,202	AUD	$5,360,167	$(33,361)
2/8/2024	Bank Of America, N.A.	18,127,917	CAD	$13,288,800	$(84,740)
2/8/2024	Credit Agricole	17,288,313	EUR	$18,811,413	$(61,797)
2/8/2024	JPMorgan Chase Bank, N.A.	8,645,156	EUR	$9,523,745	$86,049
2/8/2024	HSBC Bank USA	3,686,300	GBP	7,634,030 NZD	$(125,749)
2/8/2024	HSBC Bank USA	3,686,300	GBP	6,997,174 AUD	$(115,699)
2/8/2024	Citibank N.A.	36,182,431	NOK	$3,321,700	$(28,744)
2/8/2024	JPMorgan Chase Bank, N.A.	35,306,293	NOK	$3,321,700	$52,385
2/8/2024	State Street Bank & Trust Co.	9,118,207	NZD	$5,530,000	$(86,245)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$1,272,414
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities–Net.”
Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$137,224	$13,429	$—
Emerging Markets Core Fund	$405,065,779	$334,029,156	$(295,840,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$3,416,931	$5,464,013,061	$(5,449,846,038)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$282,658,425	$4,128,939,922	$(4,295,219,838)
High Yield Bond Core Fund	$287,857,288	$75,385,000	$(26,150,000)
Mortgage Core Fund	$2,801,837,359	$1,909,894,000	$(428,000,000)
Project and Trade Finance Core Fund	$398,072,678	$202,110,631	$(19,885,000)
TOTAL OF AFFILIATED TRANSACTIONS	$4,179,045,684	$12,114,385,199	$(10,514,940,876)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2023	Shares Held as of 11/30/2023**	Dividend Income
$161	$—	$150,814	17,315	$13,428
$16,127,016	$(5,934,170)	$453,447,781	56,751,912	$30,426,156
N/A	N/A	$17,583,954	17,583,954	$5,729,861
$(46,657)	$147,314	$116,479,166	116,444,233	$6,034,806
$8,663,758	$(1,415,303)	$344,340,743	63,648,936	$22,179,262
$(81,348,747)	$(56,831,510)	$4,145,551,102	510,535,850	$148,739,317
$7,136,518	$(2,407,603)	$585,027,224	66,555,998	$43,521,233
$(49,467,951)	$(66,441,272)	$5,662,580,784	831,538,198	$256,644,063

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At November 30, 2023, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $13,710,739,007.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,339,607,013	$—	$4,339,607,013
Corporate Bonds	—	2,867,289,520	14,600	2,867,304,120
Collateralized Mortgage Obligations	—	78,833,896	—	78,833,896
Commercial Mortgage- Backed Security	—	11,441,169	—	11,441,169
Foreign Governments/ Agency	—	2,143,361	—	2,143,361
Mortgage-Backed Securities	—	1,816,573	—	1,816,573
Municipal Bond	—	393,035	—	393,035
Asset-Backed Security	—	23,317	—	23,317
Adjustable Rate Mortgages	—	1,912	—	1,912
Investment Companies[1]	5,077,553,560	—	—	5,662,580,784
TOTAL SECURITIES	$5,077,553,560	$7,301,549,796	$14,600	$12,964,145,180
Other Financial Instruments:
Assets
Futures Contracts	$12,682,762	$—	$—	$12,682,762
Foreign Exchange Contracts	—	1,808,749	—	1,808,749
Liabilities
Futures Contracts	(8,641,897)	—	—	(8,641,897)
Foreign Exchange Contracts	—	(536,335)	—	(536,335)
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,040,865	$1,272,414	$—	$5,313,279

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $585,027,224 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated
Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
EUR	—Euro
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.57	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.32	0.25	0.26	0.26	0.32
Net realized and unrealized gain (loss)	(0.29)	(1.61)	(0.23)	0.67	0.70
Total From Investment Operations	0.03	(1.36)	0.03	0.93	1.02
Less Distributions:
Distributions from net investment income	(0.32)	(0.24)	(0.26)	(0.26)	(0.32)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—
Total Distributions	(0.32)	(0.35)	(0.48)	(0.26)	(0.32)
Net Asset Value, End of Period	$9.28	$9.57	$11.28	$11.73	$11.06
Total Return[2]	0.32%	(12.26)%	0.32%	8.47%	9.95%
Ratios to Average Net Assets:
Net expenses[3]	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	3.37%	2.40%	2.30%	2.31%	2.95%
Expense waiver/reimbursement[4]	0.05%	0.05%	0.05%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$189,451	$159,323	$195,599	$201,349	$171,858
Portfolio turnover[5]	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.57	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.27	0.19	0.21	0.21	0.27
Net realized and unrealized gain (loss)	(0.30)	(1.60)	(0.23)	0.66	0.70
Total From Investment Operations	(0.03)	(1.41)	(0.02)	0.87	0.97
Less Distributions:
Distributions from net investment income	(0.27)	(0.19)	(0.21)	(0.20)	(0.27)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—
Total Distributions	(0.27)	(0.30)	(0.43)	(0.20)	(0.27)
Net Asset Value, End of Period	$9.27	$9.57	$11.28	$11.73	$11.06
Total Return[2]	(0.29)%	(12.70)%	(0.17)%	7.93%	9.40%
Ratios to Average Net Assets:
Net expenses[3]	1.42%	1.42%	1.42%	1.43%	1.43%
Net investment income	2.87%	1.90%	1.80%	1.81%	2.45%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,647	$28,179	$41,098	$52,265	$47,994
Portfolio turnover[5]	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.57	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.23	0.24	0.24	0.30
Net realized and unrealized gain (loss)	(0.30)	(1.61)	(0.23)	0.67	0.70
Total From Investment Operations	—	(1.38)	0.01	0.91	1.00
Less Distributions:
Distributions from net investment income	(0.30)	(0.22)	(0.24)	(0.24)	(0.30)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—
Total Distributions	(0.30)	(0.33)	(0.46)	(0.24)	(0.30)
Net Asset Value, End of Period	$9.27	$9.57	$11.28	$11.73	$11.06
Total Return[2]	0.04%	(12.42)%	0.14%	8.27%	9.77%
Ratios to Average Net Assets:
Net expenses[3]	1.10%	1.11%	1.11%	1.11%	1.09%
Net investment income	3.18%	2.21%	2.11%	2.14%	2.79%
Expense waiver/reimbursement[4]	0.04%	0.06%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,749	$27,461	$36,596	$38,182	$40,574
Portfolio turnover[5]	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.57	$11.29	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.30	0.32	0.33	0.38
Net realized and unrealized gain (loss)	(0.29)	(1.61)	(0.21)	0.66	0.70
Total From Investment Operations	0.08	(1.31)	0.11	0.99	1.08
Less Distributions:
Distributions from net investment income	(0.37)	(0.30)	(0.33)	(0.32)	(0.38)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—
Total Distributions	(0.37)	(0.41)	(0.55)	(0.32)	(0.38)
Net Asset Value, End of Period	$9.28	$9.57	$11.29	$11.73	$11.06
Total Return[2]	0.87%	(11.86)%	0.97%	9.06%	10.55%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	3.92%	2.96%	2.85%	2.86%	3.50%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,664,425	$7,573,873	$8,145,281	$7,510,994	$6,419,153
Portfolio turnover[5]	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.57	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.27	0.29	0.29	0.34
Net realized and unrealized gain (loss)	(0.29)	(1.60)	(0.23)	0.66	0.71
Total From Investment Operations	0.05	(1.33)	0.06	0.95	1.05
Less Distributions:
Distributions from net investment income	(0.34)	(0.27)	(0.29)	(0.28)	(0.35)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—
Total Distributions	(0.34)	(0.38)	(0.51)	(0.28)	(0.35)
Net Asset Value, End of Period	$9.28	$9.57	$11.28	$11.73	$11.06
Total Return[2]	0.57%	(12.04)%	0.57%	8.73%	10.22%
Ratios to Average Net Assets:
Net expenses[3]	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	3.61%	2.64%	2.54%	2.58%	3.21%
Expense waiver/reimbursement[4]	0.27%	0.26%	0.26%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,461	$187,000	$270,435	$356,898	$393,416
Portfolio turnover[5]	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.56	$11.28	$11.73	$11.06	$10.36
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.30	0.32	0.33	0.38
Net realized and unrealized gain (loss)	(0.29)	(1.61)	(0.22)	0.66	0.70
Total From Investment Operations	0.08	(1.31)	0.10	0.99	1.08
Less Distributions:
Distributions from net investment income	(0.37)	(0.30)	(0.33)	(0.32)	(0.38)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—
Total Distributions	(0.37)	(0.41)	(0.55)	(0.32)	(0.38)
Net Asset Value, End of Period	$9.27	$9.56	$11.28	$11.73	$11.06
Total Return[2]	0.88%	(11.86)%	0.89%	9.07%	10.56%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	3.93%	2.97%	2.85%	2.87%	3.50%
Expense waiver/reimbursement[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,924,352	$2,286,594	$2,512,951	$1,924,055	$1,498,931
Portfolio turnover[5]	72%	107%	68%	88%	43%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2023

Assets:
Investment in securities, at value including $17,154,405 of securities loaned and $5,662,580,784 of investments in affiliated holdings* (identified cost $13,590,838,500, including $5,978,585,967 of identified cost in affiliated holdings)	$12,964,145,180
Income receivable	70,991,691
Income receivable from affiliated holdings	25,274,916
Receivable for shares sold	30,940,610
Unrealized appreciation on foreign exchange contracts	1,808,749
Receivable for variation margin on futures contracts	1,289,964
Total Assets	13,094,451,110
Liabilities:
Payable for investments purchased	6,524,614
Payable for shares redeemed	41,278,043
Unrealized depreciation on foreign exchange contracts	536,335
Payable to bank	1,871,550
Payable for collateral due to broker for securities lending (Note 2)	17,583,954
Income distribution payable	7,975,065
Payable for investment adviser fee (Note 5)	87,824
Payable for administrative fee (Note 5)	27,783
Payable for distribution services fee (Note 5)	78,180
Payable for other service fees (Notes 2 and 5)	82,893
Accrued expenses (Note 5)	1,318,908
Total Liabilities	77,365,149
Net assets for 1,403,450,763 shares outstanding	$13,017,085,961
Net Assets Consist of:
Paid-in capital	$14,755,757,429
Total distributable earnings (loss)	(1,738,671,468)
Total Net Assets	$13,017,085,961
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($189,451,448 ÷ 20,425,067 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share (100/95.50 of $9.28)	$9.72
Redemption proceeds per share	$9.28
Class C Shares:
Net asset value per share ($36,647,192 ÷ 3,951,475 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.27
Offering price per share	$9.27
Redemption proceeds per share (99.00/100 of $9.27)	$9.18
Class R Shares:
Net asset value per share ($25,748,916 ÷ 2,776,503 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.27
Offering price per share	$9.27
Redemption proceeds per share	$9.27
Institutional Shares:
Net asset value per share ($9,664,424,739 ÷ 1,041,868,339 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share	$9.28
Service Shares:
Net asset value per share ($176,461,210 ÷ 19,024,563 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share	$9.28
Class R6 Shares:
Net asset value per share ($2,924,352,456 ÷ 315,404,816 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.27
Offering price per share	$9.27
Redemption proceeds per share	$9.27

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2023

Investment Income:
Interest	$269,332,132
Dividends received from affiliated holdings*	250,914,202
Net income on securities loaned (includes $5,729,861 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,289,832
TOTAL INCOME	521,536,166
Expenses:
Investment adviser fee (Note 5)	36,016,723
Administrative fee (Note 5)	9,480,670
Custodian fees	333,926
Transfer agent fees (Note 2)	6,300,611
Directors’/Trustees’ fees (Note 5)	60,140
Auditing fees	36,423
Legal fees	12,230
Portfolio accounting fees	287,514
Distribution services fee (Note 5)	1,291,978
Other service fees (Notes 2 and 5)	990,529
Share registration costs	804,266
Printing and postage	432,411
Miscellaneous (Note 5)	77,976
TOTAL EXPENSES	56,125,397
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(4,354,072)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(4,419,405)
TOTAL WAIVERS AND REIMBURSEMENTS	(8,773,477)
Net expenses	47,351,920
Net investment income	474,184,246
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized loss on investments (including net realized loss of $(66,441,272) on sales of investments in affiliated holdings*)	$(310,035,539)
Net realized loss on foreign currency transactions	(1,355,424)
Net realized gain on foreign exchange contracts	1,134,943
Net realized loss on futures contracts	(47,193,629)
Net realized gain on written options	3,701,590
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(49,467,951) on investments in affiliated holdings*)	(59,039,242)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(43,685)
Net change in unrealized depreciation of foreign exchange contracts	1,395,568
Net change in unrealized depreciation of futures contracts	6,747,293
Net change in unrealized depreciation of written options	263,220
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	(404,424,905)
Change in net assets resulting from operations	$69,759,341

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$474,184,246	$301,235,258
Net realized gain (loss)	(353,748,059)	(699,978,513)
Net change in unrealized appreciation/depreciation	(50,676,846)	(930,181,228)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,759,341	(1,328,924,483)
Distributions to Shareholders:
Class A Shares	(5,909,388)	(5,963,077)
Class B Shares[1]	(6,348)	(60,196)
Class C Shares	(961,335)	(1,003,417)
Class R Shares	(850,145)	(1,015,697)
Institutional Shares	(357,909,694)	(295,462,769)
Service Shares	(6,894,329)	(8,486,631)
Class R6 Shares	(104,390,095)	(93,420,096)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(476,921,334)	(405,411,883)
Share Transactions:
Proceeds from sale of shares	6,633,288,158	4,684,522,883
Net asset value of shares issued to shareholders in payment of distributions declared	382,940,420	315,580,826
Cost of shares redeemed	(3,855,632,348)	(4,206,761,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,160,596,230	793,341,996
Change in net assets	2,753,434,237	(940,994,370)
Net Assets:
Beginning of period	10,263,651,724	11,204,646,094
End of period	$13,017,085,961	$10,263,651,724

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2023
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $8,773,477 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended November 30, 2023, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$146,264	$(24,625)
Class B Shares	646	(344)
Class C Shares	22,322	—
Class R Shares	64,978	—
Institutional Shares	5,721,204	(3,957,008)
Service Shares	96,546	(58,517)
Class R6 Shares	248,651	—
TOTAL	$6,300,611	$(4,040,494)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$434,791
Class B Shares	544
Class C Shares	82,951
Service Shares	472,243
TOTAL	$990,529
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional
Annual Shareholder Report

amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage sector/ asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At November 30, 2023, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the
Annual Shareholder Report

Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,674,710,747 and $891,516,792, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,558,537 and $1,129,375, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$17,154,405	$17,583,954
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2023, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $65,018 and $179,754, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $421,068 and $232,317, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$4,040,865*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	1,808,749	Unrealized depreciation on foreign exchange contracts	536,335
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$5,849,614		$536,335

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(47,193,629)	$—	$—	$—	$(47,193,629)
Foreign exchange contracts	—	1,134,943	(2,572,318)	3,701,590	2,264,215
TOTAL	$(47,193,629)	$1,134,943	$(2,572,318)	$3,701,590	$(44,929,414)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Written Options Contracts	Total
Interest rate contracts	$6,747,293	$—	$—	$6,747,293
Foreign exchange contracts	—	1,395,568	263,220	1,658,788
TOTAL	$6,747,293	$1,395,568	$263,220	$8,406,081
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Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$1,808,749	$(422,851)	$—	$1,385,898
TOTAL	$1,808,749	$(422,851)	$—	$1,385,898

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$536,335	$(422,851)	$—	$113,484
TOTAL	$536,335	$(422,851)	$—	$113,484
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,124,247	$94,848,080	3,984,993	$40,056,595
Shares issued to shareholders in payment of distributions declared	587,642	5,524,420	534,281	5,568,358
Conversion of Class B Shares to Class A Shares[1]	121,110	1,178,400	—	—
Shares redeemed	(7,063,109)	(66,416,252)	(5,198,265)	(52,643,466)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,769,890	$35,134,648	(678,991)	$(7,018,513)
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	Year Ended 11/30/2023		Year Ended 11/30/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,746	$17,052	233	$2,348
Shares issued to shareholders in payment of distributions declared	616	5,901	5,654	59,798
Conversion of Class B Shares to Class A Shares[1]	(121,192)	(1,178,400)	—	—
Shares redeemed	(8,996)	(86,274)	(116,189)	(1,172,512)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(127,826)	$(1,241,721)	(110,302)	$(1,110,366)
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,985,116	$18,802,631	610,611	$6,129,819
Shares issued to shareholders in payment of distributions declared	100,288	941,514	93,698	983,295
Shares redeemed	(1,079,919)	(10,153,744)	(1,400,730)	(14,259,925)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,005,485	$9,590,401	(696,421)	$(7,146,811)
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	560,975	$5,302,267	635,843	$6,456,611
Shares issued to shareholders in payment of distributions declared	89,908	845,675	96,809	1,011,376
Shares redeemed	(745,294)	(7,072,901)	(1,104,805)	(11,326,182)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(94,411)	$(924,959)	(372,153)	$(3,858,195)
	Year Ended 11/30/2023		Year Ended 11/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	538,297,637	$5,092,043,202	369,751,704	$3,712,635,490
Shares issued to shareholders in payment of distributions declared	32,725,574	307,393,029	23,776,620	246,520,829
Shares redeemed	(320,822,574)	(3,000,026,442)	(323,616,756)	(3,271,675,643)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	250,200,637	$2,399,409,789	69,911,568	$687,480,676
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	Year Ended 11/30/2023		Year Ended 11/30/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,627,956	$52,982,087	4,390,855	$44,849,647
Shares issued to shareholders in payment of distributions declared	699,070	6,575,976	665,575	6,914,121
Shares redeemed	(6,849,938)	(64,268,793)	(9,474,189)	(95,643,432)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(522,912)	$(4,710,730)	(4,417,759)	$(43,879,664)
	Year Ended 11/30/2023		Year Ended 11/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	144,895,284	$1,368,114,439	86,955,311	$874,392,373
Shares issued to shareholders in payment of distributions declared	6,563,485	61,653,905	5,262,101	54,523,049
Shares redeemed	(75,162,329)	(706,429,542)	(75,875,657)	(760,040,553)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	76,296,440	$723,338,802	16,341,755	$168,874,869
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	330,527,303	$3,160,596,230	79,977,697	$793,341,996

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$476,921,334	$326,394,080
Long-term capital gains	$—	$79,017,803

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of November 30, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$419,988
Net unrealized depreciation	$(746,593,827)
Capital loss carryforwards	$(992,365,062)
Other temporary differences	$(132,567)
TOTAL	$(1,738,671,468)
Annual Shareholder Report

At November 30, 2023, the cost of investments for federal tax purposes was $13,710,739,007. The net unrealized depreciation of investments for federal tax purposes was $746,593,827. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $133,572,408 and unrealized depreciation from investments for those securities having an excess of cost over value of $880,166,235. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for deferral of losses on wash sales, straddle loss deferrals, mark-to-market on futures and foreign exchange contracts and partnership adjustments.
As of November 30, 2023, the Fund had a capital loss carryforward of $992,365,062 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$605,374,498	$386,990,564	$992,365,062
At November 30, 2023, for federal income tax purposes, the Fund had $12,343,225 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
Effective August 1, 2023, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Prior to August 1, 2023, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2023, the Adviser voluntarily waived $4,079,135 of its fee and voluntarily reimbursed $4,040,494 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2023, the Adviser reimbursed $274,937.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$435,571	$—
Class B Shares	1,633	—
Class C Shares	248,966	—
Class R Shares	132,170	—
Service Shares	473,638	(378,911)
TOTAL	$1,291,978	$(378,911)
Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2023, FSC retained $608,805 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2023, FSC retained $25,947 in sales charges from the sale of Class A Shares. FSC also retained $7,606, $96 and $6,674 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2023, FSSC received $7,137 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.48%, 1.12%, 0.38%, 0.68% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2024, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.92%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2023, were as follows:
Purchases	$3,730,865,767
Sales	$1,094,286,215
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2023, the Fund had no outstanding loans. During the year ended November 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2023, there were no outstanding loans. During the year ended November 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered
Annual Shareholder Report

reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2023, 99.82% of total ordinary income distributions are eligible to be treated as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED HERMES TOTAL RETURN BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Total Return Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Total Return Series, Inc.) at November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 23, 2024
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$989.80	$4.59
Class C Shares	$1,000	$986.20	$7.07
Class R Shares	$1,000	$987.90	$5.43
Institutional Shares	$1,000	$992.50	$1.85
Service Shares	$1,000	$991.00	$3.34
Class R6 Shares	$1,000	$991.50	$1.80
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.46	$4.66
Class C Shares	$1,000	$1,017.95	$7.18
Class R Shares	$1,000	$1,019.60	$5.52
Institutional Shares	$1,000	$1,023.21	$1.88
Service Shares	$1,000	$1,021.71	$3.40
Class R6 Shares	$1,000	$1,023.26	$1.83

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class C Shares	1.42%
Class R Shares	1.09%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Corporation and the Directors and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead
Director, Member of the Audit and Nominating and Corporate
Governance Committees, Haverty Furniture Companies, Inc.; formerly,
Director, Member of Governance and Compensation Committees,
Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Emerita, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate General Secretary for the Diocese of Pittsburgh, a
member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was
appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme
Court of Pennsylvania and currently serves on the Judicial Ethics
Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director, CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.; and Director and Vice Chair, Saint
Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Fund Family; Sole Proprietor,
Navigator Management Company (investment and strategic
consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic
Charities, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
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Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 1 basis point in the contractual advisory fee, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Total Return Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28142 (1/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: Thomas M. O'Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $112,918

Fiscal year ended 2022 - $107,887

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $284,241

Fiscal year ended 2022 - $199,256

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2024

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2024